Income taxes, Additional Income Tax Information (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Deferred Tax Assets Operating Loss Carryforwards [Abstract]
Valuation allowance	$ (7,967,381)	$ (4,141,548)
Unrecognized tax benefits	0
Accrued interest and penalties	0	$ 0
Canadian federal net operating loss carryforwards	7,324,903
U.S. federal net operating loss carryforwards	$ 14,453,122
Operating loss carryforwards, expiration period	20 years